Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable interest (in Dollars)	$ 0	$ 390
Restricted cash, including amounts held by VIEs (in Dollars)	39,396	0
Variable interest (in Dollars)	92,796	52,264
Other debt, including amounts held by VIEs (in Dollars)	$ 143,000	$ 0
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	7,471,198
Redeemable convertible preferred stock, shares issued	0	7,085,923
Redeemable convertible preferred stock, outstanding	0	7,085,923
Aggregate liquidation preference (in Dollars)	$ 0	$ 288,183
Common Stock, par value (in Dollars per share)	$ 0.0001
Treasury stock, shares	970,000	44,924
Class A Common Stock
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	0
Common stock, shares issued	231,452,448	0
Common stock, shares outstanding	230,482,448	0